Loss per share - Anti-dilutive securities (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	23,871,971,000	23,871,971,000
Share options
Anti-dilutive securities
Anti-dilutive securities (in shares)	16,025,660,000	11,389,486,000
Convertible Notes
Anti-dilutive securities
Anti-dilutive securities (in shares)	5,652,174,000	5,652,174,000